Note 13 - Financial Instruments - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Reported Value Measurement [Member]
Cash and cash equivalents	$ 48,610	$ 6,805
Restricted cash	18,036	197,130
Restricted investments	166,560	0
Assets, Fair Value Disclosure, Total	233,206	203,935
Bonds payable	160,756	160,679
Warrants and Rights Outstanding	21,924	0
Financial Liabilities Fair Value Disclosure, Total	182,680	160,679
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	48,610	6,805
Restricted cash	18,036	197,130
Restricted investments	165,526	0
Assets, Fair Value Disclosure, Total	232,172	203,935
Bonds payable	161,892	173,093
Warrants and Rights Outstanding	21,924	0
Financial Liabilities Fair Value Disclosure, Total	183,816	173,093
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	48,610	6,805
Restricted cash	18,036	197,130
Restricted investments	165,526	0
Assets, Fair Value Disclosure, Total	232,172	203,935
Bonds payable	0	0
Warrants and Rights Outstanding	10,267	0
Financial Liabilities Fair Value Disclosure, Total	10,267	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0	0
Restricted cash	0	0
Restricted investments	0	0
Assets, Fair Value Disclosure, Total	0	0
Bonds payable	161,892	173,093
Warrants and Rights Outstanding	11,657	0
Financial Liabilities Fair Value Disclosure, Total	173,549	173,093
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	0	0
Restricted cash	0	0
Restricted investments	0	0
Assets, Fair Value Disclosure, Total	0	0
Bonds payable	0	0
Warrants and Rights Outstanding	0	0
Financial Liabilities Fair Value Disclosure, Total	$ 0	$ 0